Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 19 - Shareholders' Equity

A.	General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.	Private Placement

In April 2006, the Company raised $14,500, net of issuance expenses, by issuing 2,525,252 ordinary shares at a price of $5.94 per share in a private placement to Israeli institutional investors. The private placement also included warrants that are exercisable into 1,262,626 ordinary shares at a price of $6.83 per share during a period of four years. The warrants issued in April 2006 have been classified in equity. The warrants expired in April 2010.

C.	Purchase of Ordinary Shares

On September 17, 2001, the Company announced that the Board of Directors authorized a share repurchase program to acquire up to $3,000 of the Company's ordinary shares from time to time in open market transactions. During September 2001, the Company purchased 250,000 ordinary shares at a cost of $592 and during 2002 the Company purchased 761,619 ordinary shares at a total cost of $401 in connection with such program.

In 2008, the Board of Directors authorized a further share repurchase program Repurchases will not exceed a total aggregate price of $2,000. In 2008 1,080,757 shares were repurchased for an aggregate price of $905.

D.	Stock Option Plan

As of December 31, 2011, the Company has five stock option plans for employees and directors. Future options will be granted only pursuant to the 2003 Share Option Plan described below.

In October 2003, the Company adopted a stock option plan (the Plan) pursuant to which the Company's Board of Directors may grant stock options to officers and key employees. The total number of options which may be granted to directors, officers, employees and consultants under this plan, is limited to 1,598,800 options. Stock options can be granted with an exercise price equal to or less than the stock's fair market value at the date of grant. All stock options have 10-year terms and vest and become fully exercisable after 4 years from the date of grant with 30% to vest at the end of each of the first three years and the remaining 10% to vest at the end of the fourth year following the grant date.

As of December 31, 2011, there are 68,927 additional options available for grant under the Plan. The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2011 Grant

Dividend yield	0
Expected volatility	63%-65%
Risk-free interest rate	1.6%-2.8%
Expected life (years)	6

In the year ending December 31, 2011,  846,804 options were granted. No options were granted during the years ended December 31, 2010, and 2009. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0.00, $0.00 and $40,307 respectively. The total intrinsic value of options vested at December 31, 2011 was $18,330.

The total stock option compensation expense amounted to $297, $26 and $26 in 2011, 2010 and 2009, respectively.

As of December 31, 2011, there was $1,275 of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 3.14 years.

D.	Stock Option Plan (cont'd)

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2011		2010		2009
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	Of	exercise
	shares	price US$	shares	price US$	Shares	price US$
Outstanding at
January 1	489,701	3.21	537,301	3.15	685,491	3.12
Granted	846,804	3.35	-	-	-	-
Forfeited	(53,400)	3.35	(47,600)	2.99	(116,200)	3.68
Exercised	(48,906)	2.98	-	-	(31,990)	0.00

Outstanding at year end	1,234,199	3.31	489,701	3.21	537,301	3.18

Vested at year end	412,395	3.26	480,701	3.19	517,301	3.15

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	shares	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2011	1,234,199	3.31	7.04	19,500

Vested and expected to vest at December 31, 2011	1,184,891	3.31	7.04	18,330

Exercisable at December 31, 2011	412,395	3.26	2.49	19,500

The following table summarizes information about share options at December 31, 2011:

		Weighted
		average	Weighted		Weighted
		remaining	average		average
Range of	Number	contractual	exercise	Number	exercise
exercise price US$	outstanding	life in years	price US$	exercisable	price US$

2.98-3.29	281,395	1.98	2.98	281,395	2.98
3	66,000	3.74	3	66,000	3
5	10,000	4.37	5	10,000	5
6.15	10,000	4.58	6.15	10,000	6.15
4.5	30,000	5.06	4.5	30,000	4.5
3.95	15,000	5.23	3.95	15,000	3.95
3.76	670,000	9.08	3.76	-	-
2.86	40,000	9.50	2.86	-	-
2.01	55,000	9.75	2.01	-	-
0.00	56,804	9.99	0.00	-	-

	1,234,199	7.04	3.31	412,395	3.26

The following table summarizes information about nonvested options at December 31, 2011:

		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2011	9,000	6.89
Granted	846,804	2.04
Vested	(9,000)	6.89
Forfeited	(25,000)	2.28

Balance at December 31, 2011	821,804	2.03

E.	Restricted Share Unit Plan

In August 2007, the Company adopted a Restricted Share Unit ("RSU") Plan (the "Plan") pursuant to which the Company's board of directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 1,500,000 authorized but unissued Shares, after it was increased in 2009 by an additional 1,200,000 from 300,000 authorized but unissued shares.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share's nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the following 4-year vesting schedule:

a.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

b.
Upon the lapse of each full additional 3 (three) months of the grantee's continuous service thereafter, until all the RSU are vested, i.e. 100% of the grant will be vested after 4 years. - 6.25%  per quarter.

2009 grant vesting schedule as determined by the Board in April 2009 is as follows:

a.	Upon the completion of a full 24 (twenty four) months of continuous service - 50%.

b.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

c.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

Forfeited units are returned to the pool.

Total share based awards expense amounted to $120, $129 and $122 in 2011, 2010 and 2009, respectively.

The total unrecognized compensation cost amounted to $89, which is being amortized over the vesting period.

As of the balance sheet date the number of RSU's available for grant was 638,130.

Activity under the Restricted Share Unit Plan was as follows:

	Awards	Number of	Weighted-
	available	awards	average
	for grant	outstanding	fair value US$

Balance as of December 31, 2010	583,229	805,886	0.44
Awards granted	-	-	-
Exercised	-	(391,075)	0.48
Forfeited	54,901	(54,901)	0.40

Balance as of December 31, 2011	638,130	359,910	0.42